ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss					$ 6,659,899		$ (16,474,688)
Net loss	$ (13,310,023)	$ (1,030,682)	$ (15,103,722)	$ (5,326,724)	(6,659,899)	$ (16,474,688)
Deemed dividend					(503,642)		(1,921,213)
Net loss, numerator, basic computation					(7,163,541)		$ (18,395,901)
Deemed dividend	0	0	0	(503,643)
Net loss, numerator, basic computation	$ (13,310,023)	$ (1,030,682)	$ (15,103,722)	$ (5,830,367)	$ (7,163,541)	$ (18,395,901)